BUSINESS ACQUISITION - Principal probable and possible contingencies (Details) - ICT Services in Argentina - TMA Network - ARS ($) $ in Millions	Dec. 31, 2025	Feb. 24, 2025
BUSINESS ACQUISITION
Contingent liabilities as of acquisition date		$ 415,144
Provisions		405,576
Labor contingencies
BUSINESS ACQUISITION
Contingent liabilities as of acquisition date		160,659
Probable contingent liability
BUSINESS ACQUISITION
Contingent liabilities as of acquisition date		208,557
Probable contingent liability | Labor contingencies
BUSINESS ACQUISITION
Contingent liabilities as of acquisition date		160,659
Possible contingent liability
BUSINESS ACQUISITION
Contingent liabilities as of acquisition date		206,587
Possible contingent liability | Expiration of prepaid card balances litigation
BUSINESS ACQUISITION
Contingent liabilities recognised in business combination	$ 123,277	123,808
Possible contingent liability | Litigation of universal service obligation
BUSINESS ACQUISITION
Contingent liabilities recognised in business combination	30,000	37,705
Legal proceedings contingent liability | Home maintenance claim
BUSINESS ACQUISITION
Contingent liabilities recognised in business combination	$ 30,133	$ 26,419